Convertible Redeemable Preferred Shares and Warrants - Schedule of movement of the warrants and conversion feature derivative liabilities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Rollforward of the beginning and ending balance of the Level 3 warrants and derivative liabilities
Beginning balance	¥ 1,648,690
Issuance	328,461
Unrealized fair value change loss/(gain)	(272,327)
Exercise	(1,706,003)
Translation to reporting currency	1,179
Warrant liabilities
Rollforward of the beginning and ending balance of the Level 3 warrants and derivative liabilities
Beginning balance	351,750
Unrealized fair value change loss/(gain)	(46,812)
Exercise	(305,333)
Translation to reporting currency	395
Derivative liabilities
Rollforward of the beginning and ending balance of the Level 3 warrants and derivative liabilities
Beginning balance	1,296,940
Issuance	328,461
Unrealized fair value change loss/(gain)	(225,515)
Exercise	(1,400,670)
Translation to reporting currency	¥ 784